Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

22. Expenses by nature

Information on the nature of expenses recognized in the consolidated statement of profit or loss is presented below:

	December 31, 2024	December 31, 2023	December 31, 2022
Employee expenses	(316,737)	(322,871)	(304,615)
Third-party services and other inputs	(24,759)	(26,255)	(23,375)
Depreciation and amortization	(16,888)	(18,659)	(18,364)
Share-based compensation	(5,565)	(5,665)	(1,057)
Travel expenses	(4,361)	(3,108)	(2,600)
Impairment losses on accounts receivable and contract assets	(2,610)	(305)	(18)
Insurance	(1,557)	(2,449)	(2,915)
Short-term leases	(945)	(1,194)	(1,447)
Training	(611)	(684)	(1,321)
Consulting	(66)	(513)	(3,652)
Other post-acquisition expenses	(911)	(508)	(4,961)
Other costs and expenses(a)	(8,360)	(7,766)	(6,732)
Total	(383,370)	(389,977)	(371,057)

(a)

In 2024, the costs primarily consist of business restructuring expenses related to our subsidiaries in the United Kingdom, United States, Canada and Australia, which amounted to US$ 3,103. In 2023, the amount was US$ 4,288, primarily related to the accelerated vesting of share-based compensation for the founder of one of our acquired businesses, which corresponded to US$ 3,743.